Variable Interest Entity (“VIE”) - Schedule of Condensed Balance Sheet (Details) - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Condensed Balance Sheet [Line Items]
Current assets		¥ 44,242,131	$ 6,154,656	¥ 48,490,650
Property and equipment, net		125,356,649	17,438,741	91,369,608
Other noncurrent assets		10,132,185	1,409,519	265,926,480
Total assets		179,730,965	25,002,916	405,786,738
Total liabilities		(616,896,870)	(85,818,384)	(609,000,686)
Net assets		(437,165,905)	(60,815,468)	(203,213,948)
Accounts payable		9,252,203	1,287,102	9,219,643
Deferred revenues		204,494	28,448
Other payables and accrued liabilities		18,773,301	2,611,611	16,422,802
Taxes payable		8,970,615	1,247,929	6,901,910
Third-party loan		186,932,179	26,004,699	186,932,179
Intercompany payable	[1]	370,159,196	51,493,962	353,532,807
Total current liabilities		594,291,988	82,673,751	573,009,341
Non-current shareholder loan		22,604,882	3,144,633	35,991,345
Total liabilities		¥ 616,896,870	$ 85,818,384	¥ 609,000,686

[1]	Intercompany balances will be eliminated upon consolidation.